6. PROPERTY PLANT & EQUIPMENT: Schedule of Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of Property, Plant and Equipment

	As of	As of
	December 31,	December 31,
	2024	2023
Property Plant & Equipment:
Computers and equipment	$103,746	$77,768
Accumulated depreciation	(60,763)	(46,436)
Net computers and equipment	42,983	31,332
Furniture and fixtures	4,146	-
Accumulated depreciation	(69)	-
Net furniture and fixtures	4,077	-
Vehicles	202,927	-
Accumulated depreciation	(6,577)	-
Net vehicles	196,351	-
Leasehold improvements	59,410	-
Accumulated depreciation	(1,226)	-
Net leasehold improvements	58,184	-
Business equipment	117,751	-
Accumulated depreciation	(2,651)	-
Net business equipment	115,100	-
Total Property Plant & Equipment (PPE), net	$416,695	$31,332